SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.8%

Commercial Services - 2.2%
Amentum Holdings, Inc. *	26,202	627,538
Booz Allen Hamilton Holding Corp.	27,550	2,753,622
Copart, Inc. *	32,000	1,439,040

		4,820,200

Consumer Durables - 1.0%
Take-Two Interactive Software, Inc. *	4,892	1,263,897
YETI Holdings, Inc. *	28,100	932,358

		2,196,255

Consumer Non-Durables - 2.4%
Coca-Cola Europacific Partners, PLC	40,700	3,679,687
elf Beauty, Inc. *	12,250	1,622,880

		5,302,567

Consumer Services - 1.0%
Nexstar Media Group, Inc.	11,550	2,283,897

Electronic Technology - 27.6%
Applied Materials, Inc.	24,350	4,985,419
Arista Networks, Inc. *	140,300	20,443,113
Broadcom, Inc.	68,025	22,442,128
Ciena Corp. *	16,525	2,407,197
Coherent Corp. *	19,850	2,138,242
Monolithic Power Systems, Inc.	5,400	4,971,456
Synopsys, Inc. *	3,653	1,802,354
Vertiv Holdings Co.	11,575	1,746,204

		60,936,113

Energy Minerals - 0.8%
Northern Oil & Gas, Inc.	73,100	1,812,880

Finance - 10.4%
Air Lease Corp.	32,900	2,094,085
Ameriprise Financial, Inc.	10,000	4,912,500
Arthur J Gallagher & Co.	11,600	3,592,984
Carlyle Group, Inc.	85,700	5,373,390
Intercontinental Exchange, Inc.	25,300	4,262,544
Reinsurance Group of America, Inc.	10,300	1,978,939
Synovus Financial Corp.	15,000	736,200

		22,950,642

Health Services - 4.0%
Encompass Health Corp.	24,800	3,150,096
Molina Healthcare, Inc. *	6,250	1,196,000
Tenet Healthcare Corp. *	22,300	4,527,792

		8,873,888

Health Technology - 9.8%
Align Technology, Inc. *	6,025	754,450
Ascendis Pharma A/S, ADR *	10,800	2,147,148
Dexcom, Inc. *	48,040	3,232,612
Exact Sciences Corp. *	40,850	2,234,904
Glaukos Corp. *	26,515	2,162,298
IDEXX Laboratories, Inc. *	4,350	2,779,171
Insulet Corp. *	12,150	3,751,070
Natera, Inc. *	9,500	1,529,215
Thermo Fisher Scientific, Inc. *	6,100	2,958,622

		21,549,490

Name of Issuer	Quantity	Fair Value ($)

Industrial Services - 5.8%
Argan, Inc.	5,100	1,377,255
Cheniere Energy, Inc.	15,500	3,642,190
Jacobs Solutions, Inc.	24,700	3,701,542
Waste Connections, Inc.	23,400	4,113,720

		12,834,707

Non-Energy Minerals - 0.9%
Trex Co., Inc. *	38,625	1,995,754

Producer Manufacturing - 10.6%
AMETEK, Inc.	14,675	2,758,900
Axon Enterprise, Inc. *	6,800	4,879,952
BWX Technologies, Inc.	13,600	2,507,432
Carlisle Cos., Inc.	10,075	3,314,272
Donaldson Co., Inc.	22,950	1,878,458
Dover Corp.	21,875	3,649,406
Hubbell, Inc.	7,500	3,227,325
Xylem, Inc.	7,900	1,165,250

		23,380,995

Retail Trade - 5.2%
TJX Cos., Inc.	46,500	6,721,110
Ulta Beauty, Inc. *	8,600	4,702,050

		11,423,160

Technology Services - 14.5%
Atlassian Corp. *	16,950	2,706,915
Autodesk, Inc. *	14,800	4,701,516
Booking Holdings, Inc.	450	2,429,671
Crowdstrike Holdings, Inc. *	6,500	3,187,470
Dynatrace, Inc. *	65,375	3,167,419
Euronet Worldwide, Inc. *	16,075	1,411,546
HubSpot, Inc. *	6,825	3,192,735
Paycom Software, Inc.	7,600	1,581,864
PTC, Inc. *	29,500	5,989,090
Sportradar Group AG *	55,400	1,490,260
Spotify Technology SA *	3,250	2,268,500

		32,126,986

Transportation - 0.9%
Alaska Air Group, Inc. *	17,300	861,194
Knight-Swift Transportation Holdings, Inc.	28,500	1,126,035

		1,987,229

Utilities - 0.7%
WEC Energy Group, Inc.	12,800	1,466,752

Total Common Stocks (cost: $77,307,483)		215,941,515

Short-Term Securities - 2.3%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $4,981,965)	4,981,965	4,981,965

Total Investments in Securities - 100.1% (cost $82,289,448)		220,923,480

Other Assets and Liabilities, net - (0.1)%		(147,998)

Net Assets - 100.0%		$220,775,482

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Mid Cap Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	215,941,515	—	—	215,941,515

Short-Term Securities	4,981,965	—	—	4,981,965

Total:	220,923,480	—	—	220,923,480

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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